Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2013
Subsidiary Guarantors
Condensed Consolidating Statements of Operations

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Year Ended December 31, 2013

	Year Ended December 31, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$258,063	$—	$—	$258,063
Other revenues	—	469	637	—	—	1,106
Total operating revenues	—	469	258,700	—	—	259,169
Operating costs and expenses
Lease operating	—	—	27,781	—	—	27,781
Production taxes	—	—	12,865	—	—	12,865
Exploration	—	—	1,710	—	—	1,710
Depletion, depreciation and amortization	—	—	114,046	90	—	114,136
Impairment of oil and gas properties	—	—	14,415	—	—	14,415
Accretion of discount	—	—	608	—	—	608
General and administrative (including non-cash compensation expense)	—	4,154	27,490	258	—	31,902
Total operating expenses	—	4,154	198,915	348	—	203,417
Operating income	—	(3,685)	59,785	(348)	—	55,752
Other income (expense)
Interest expense	—	(29,653)	(1,121)	—	—	(30,774)
Net gain (loss) on commodity derivatives	—	(2,566)	—	—	—	(2,566)
Gain (loss) on sales of assets	—	—	41	(119)	—	(78)
Other income (expense), net	—	(32,219)	(1,080)	(119)	—	(33,418)
Income (loss) before income tax	—	(35,904)	58,705	(467)	—	22,334

Equity interest in Income	(3,400)	—	—	—	3,400	—

Income tax provision (benefit)
Current	85	—	—	—	—	85
Deferred	(1,299)	1,143	—	—	—	(156)
Total income tax provision (benefit)	(1,214)	1,143	—	—	—	(71)

Net income (loss)	$(2,186)	$(37,047)	$58,705	$(467)	$3,400	$22,405
Net income (loss) attributable to non-controlling interests	—	—	—	—	$24,591	$24,591
Net income (loss) attributable to controlling interests	$(2,186)	—	—	—	—	$(2,186)

Jones Energy, Inc.

Condensed Consolidating Statements of Operations

Year Ended December 31, 2012

	Year Ended December 31, 2012
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$148,967	$—	$—	$148,967
Other revenues	—	—	847	—	—	847
Total operating revenues	—	—	149,814	—	—	149,814
Operating costs and expenses
Lease operating	—	—	23,097	—	—	23,097
Production taxes	—	—	5,583	—	—	5,583
Exploration	—	—	356	—	—	356
Depletion, depreciation and amortization	—	—	80,554	155	—	80,709
Impairment of oil and gas properties	—	—	18,821	—	—	18,821
Accretion of discount	—	—	533	—	—	533
General and administrative (including non-cash compensation expense)	—	2,589	12,562	724	—	15,875
Total operating expenses	—	2,589	141,506	879	—	144,974
Operating income	—	(2,589)	8,308	(879)	—	4,840
Other income (expense)
Interest expense	—	(24,679)	(613)	—	—	(25,292)
Net gain (loss) on commodity derivatives	—	16,684	—	—	—	16,684
Gain (loss) on sales of assets	—	—	1,162	—	—	1,162
Other income (expense), net	—	(7,995)	549	—	—	(7,446)
Income (loss) before income tax	—	(10,584)	8,857	(879)	—	(2,606)

Income tax provision (benefit)
Current	—	—	—	—	—	—
Deferred	—	473	—	—	—	473
Total income tax provision (benefit)	—	473	—	—	—	473
Net income (loss)	$—	$(11,057)	$8,857	$(879)	$—	$(3,079)

Condensed Consolidating Balance Sheet

Jones Energy, Inc

Condensed Consolidating Balance Sheet

December 31, 2013

	December 31, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$100	$6,000	$17,650	$70	$—	$23,820
Restricted Cash	—	—	45	—	—	45
Accounts receivable, net
Oil and gas sales	—	—	51,233	—	—	51,233
Joint interest owners	—	—	42,481	—	—	42,481
Other	—	—	1,459	—	—	1,459
Commodity derivative assets	—	8,837	—	—	—	8,837
Other current assets	—	387	2,005	—	—	2,392
Deferred tax assets	—	12	—	—	—	12
Intercompany receivable	638	1,051,389	—		(1,052,027)	—
Total current assets	738	1,066,625	114,873	70	(1,052,027)	130,279
Oil and gas properties, net, at cost under the successful efforts method	—	—	1,312,551	—	—	1,312,551
Other property, plant and equipment, net	—	—	2,557	887	—	3,444
Commodity derivative assets	—	25,398	—	—	—	25,398
Other assets	—	14,072	934	—	—	15,006
Investment in Subsidiaries	169,081	—	—	—	(169,081)	—
Deferred tax assets	1,301	—	—	—	—	1,301
Total assets	$171,120	$1,106,095	$1,430,915	$957	$(1,221,108)	$1,487,979
Liabilities and Stockholders’ / Members’ Equity
Current liabilities
Trade accounts payable	$—	$230	$89,200	$—	$—	$89,430
Oil and gas sales payable	—	—	66,179	—	—	66,179
Accrued liabilities	87	1,642	9,076	—	—	10,805
Commodity derivative liabilities	—	10,664	—	—	—	10,664
Deferred tax liabilities	—	—	—	—	—	—
Asset retirement obligations	—	—	2,590	—	—	2,590
Intercompany payable		—	1,051,935	2,279	(1,054,214)	—
Total current liabilities	87	12,536	1,218,980	2,279	(1,054,214)	179,668
Long-term debt	—	658,000	—	—	—	658,000
Deferred revenue	—	14,531	—	—	—	14,531
Commodity derivative liabilities	—	190	—	—	—	190
Asset retirement obligations	—	—	8,373	—	—	8,373
Deferred tax liabilities	—	3,093	—	—	—	3,093
Total liabilities	87	688,350	1,227,353	2,279	(1,054,214)	863,855
Commitments and contingencies (Note 10)
Stockholders’ / members’ equity
Members’ equity	—	417,745	203,562	(1,322)	(619,985)	—
Class A common stock, $0.001 par value; 12,526,580 shares issued and outstanding	13	—	—	—	—	13
Class B common stock, $0.001 par value; 36,836,333 shares issued and outstanding	37	—	—	—	—	37
Additional paid-in-capital	173,169	—	—	—	—	173,169
Retained earnings (deficit)	(2,186)	—	—	—	—	(2,186)
Stockholders’ / members’ equity	171,033	417,745	203,562	(1,322)	(619,985)	171,033
Non-controlling interest	—	—	—	—	453,091	453,091
Total stockholders’ / members’ equity	171,033	417,745	203,562	(1,322)	(166,894)	624,124
Total liabilities and stockholders’ / members’ equity	$171,120	$1,106,095	$1,430,915	$957	$(1,221,108)	$1,487,979

Jones Energy, Inc

Condensed Consolidating Balance Sheet

December 31, 2012

	December 31, 2012
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$—	$5,056	$18,600	$70	$—	$23,726
Restricted Cash	—	—	—	—	—	—
Accounts receivable, net
Oil and gas sales	—	—	29,684	—	—	29,684
Joint interest owners	—	—	21,876	—	—	21,876
Other	—	1,719	2,871	—	—	4,590
Commodity derivative assets	—	17,648	—	—	—	17,648
Other current assets	—	—	1,088	—	—	1,088
Deferred tax assets	—	—	—	—	—	—
Intercompany receivable	—	845,184	—	—	(845,184)	—
Total current assets	—	869,607	74,119	70	(845,184)	98,612
Oil and gas properties, net, at cost
under the successful efforts method	—	—	1,007,344	—	—	1,007,344
Other property, plant and equipment, net	—	—	2,568	830	—	3,398
Commodity derivative assets	—	25,199	—	—	—	25,199
Other assets	—	13,446	2,687	—	—	16,133
Deferred tax assets	—	—	—	—	—	—
Total assets	$—	$908,252	$1,086,718	$900	$(845,184)	$1,150,686
Liabilities and Stockholders’ / Members’ Equity
Current liabilities
Trade accounts payable	$—	$116	$37,920	$—	$—	$38,036
Oil and gas sales payable	—	—	45,860	—	—	45,860
Accrued liabilities	—	110	5,145	—	—	5,255
Commodity derivative liabilities	—	4,035	—	—	—	4,035
Deferred tax liabilities	—	61	—	—	—	61
Asset retirement obligations	—	—	174	—	—	174
Intercompany payable	—	—	843,430	1,754	(845,184)	—
Total current liabilities	—	4,322	932,529	1,754	(845,184)	93,421
Long-term debt	—	610,000	—	—	—	610,000
Deferred revenue	—	—	—	—	—	—
Commodity derivative liabilities	—	7,657	—	—	—	7,657
Asset retirement obligations	—	—	9,332	—	—	9,332
Deferred tax liabilities	—	1,876	—	—	—	1,876
Total liabilities	—	623,855	941,861	1,754	(845,184)	722,286
Commitments and contingencies (Note 10)
Stockholders’ / members’ equity
Members’ equity	—	284,397	144,857	(854)	—	428,400
Stockholders’ / members’ equity	—	284,397	144,857	(854)	—	428,400
Total stockholders’ / members’ equity	—	284,397	144,857	(854)	—	428,400
Total liabilities and stockholders’ / members’ equity	$—	$908,252	$1,086,718	$900	$(845,184)	$1,150,686

Condensed Statements of Cash Flows

Jones Energy, Inc.

Consolidated Statements of Cash Flows

Years Ended December 31, 2013

	Year Ended December 31, 2013
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities
Net income (loss)	$(2,186)	$(37,047)	$58,705	$(467)	$3,400	$22,405
Adjustments to reconcile net income (loss) to net cash provided by operating activities	2,286	(189,393)	331,265	733	(3,400)	141,491
Net cash (used in) / provided by operations	100	(226,440)	389,970	266	—	163,896
Cash flows from investing activities
Investment in subsidiary	(172,481)				172,481	—
Additions to oil and gas properties	—	—	(197,618)			(197,618)
Acquisition of properties	—	—	(193,496)			(193,496)
Proceeds from sales of assets	—	—	963	644		1,607
Acquisition of other property, plant and equipment	—	—	(724)	(910)		(1,634)
Current period settlements of matured derivative contracts	—	7,586	—	—		7,586
Change in restricted cash	—	—	(45)	—		(45)
Net cash (used in) / provided by investing	(172,481)	7,586	(390,920)	(266)	172,481	(383,600)
Cash flows from financing activities
Proceeds from investment by JEI		172,481			(172,481)	—
Proceeds from issuance of long-term debt	—	220,000	—	—		220,000
Repayment under long-term debt	—	(172,000)	—	—		(172,000)
Payment of debt issuance costs	—	(683)	—	—		(683)
Proceeds from sale of common stock, net of expenses of $15.1 million	172,481	—	—	—		172,481
Net cash (used in) provided by financing	172,481	219,798	—	—	(172,481)	219,798
Net increase (decrease) in cash	100	944	(950)	—	—	94
Cash
Beginning of period	—	5,056	18,600	70	—	23,726
End of period	$100	$6,000	$17,650	$70	—	$23,820

Jones Energy, Inc.

Consolidated Statements of Cash Flows

Years Ended December 31, 2012

	Year Ended December 31, 2012
(in thousands of dollars)	JEI(Parent)	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated

Cash flows from operating activities
Net income (loss)	$—	$(11,057)	$8,857	$(879)	$(3,079)
Adjustments to reconcile net income (loss) to net cash provided by operating activities		(283,848)	370,623	854	87,629
Net cash (used in) / provided by operations	—	(294,905)	379,480	(25)	84,550
Cash flows from investing activities
Additions to oil and gas properties	—	—	(125,493)	—	(125,493)
Acquisition of properties	—	—	(249,007)	—	(249,007)
Proceeds from sales of assets	—	—	9,158	—	9,158
Acquisition of other property, plant and equipment	—	—	(969)	—	(969)
Current period settlements of matured derivative contracts	—	28,675	—	—	28,675
Change in restricted cash	—	—	—	—	—
Net cash (used in) / provided by investing	—	28,675	(366,311)	—	(337,636)
Cash flows from financing activities
Proceeds from issuance of long-term debt	—	233,243	—	—	233,243
Repayment under long-term debt	—	(38,243)	—	—	(38,243)
Payment of debt issuance costs	—	(9,324)	—	—	(9,324)
Issuance of preferred units	—	85,000	—	—	85,000
Net cash provided by financing	—	270,676	—	—	270,676
Net increase (decrease) in cash	—	4,446	13,169	(25)	17,590
Cash
Beginning of period	—	610	5,431	95	6,136
End of period	$—	$5,056	$18,600	$70	$23,726